Amortized Cost and Approximate Fair Value of Available-for-Sale Securities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	$ 110,999,045	$ 98,572,821
Available-for-sale securities, gross unrealized gains	4,647,015	4,112,688
Available-for-sale securities, gross unrealized losses	(258,237)	(63,461)
Available-for-sale securities, fair value	115,387,823	102,622,048
U.S. government and agencies
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	10,090,835	14,132,240
Available-for-sale securities, gross unrealized gains	248,601	211,540
Available-for-sale securities, gross unrealized losses	(10,556)	(8,137)
Available-for-sale securities, fair value	10,328,880	14,335,643
Mortgage-backed securities (government-sponsored enterprises - residential)
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	50,917,555	39,479,133
Available-for-sale securities, gross unrealized gains	1,134,245	905,509
Available-for-sale securities, gross unrealized losses	(95,319)	(20,556)
Available-for-sale securities, fair value	51,956,481	40,364,086
Municipal bonds
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	49,990,655	44,961,448
Available-for-sale securities, gross unrealized gains	3,264,169	2,995,639
Available-for-sale securities, gross unrealized losses	(152,362)	(34,768)
Available-for-sale securities, fair value	$ 53,102,462	$ 47,922,319